SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION PLAN
22 SHARE-BASED COMPENSATION PLAN
The Company grants members of the statutory and non-statutory board of directors, key employees and members of the Board of Directors (“Beneficiaries”) long-term share-based incentive plans, approved at the General Meeting with the objectives of: (i) aligning the interests of the beneficiaries with the interests of the Company and its shareholders, (ii) attracting, rewarding, retaining and incentivizing the beneficiaries to conduct the Company's business in a sustainable manner, within appropriate risk limits and aligned with the interests of the shareholders, and (iii) granting a financial incentive to the beneficiaries.
The plans granted by the Company are: (i) Phantom Shares Plan (“PS”), settled in in local currency and (ii) Restrict Shares Plan ("Performance Shares"), settled in shares.
The characteristics and measurement criteria of each plan are disclosed below:
22.1 Phantom shares plan
The number of phantom shares to be granted to each beneficiary is calculated based on a financial amount per beneficiary.
The beneficiary may only exercise the rights to the phantom shares once the vesting period has been completed, lasting up to 5 (five) years from the date of grant, in accordance with the characteristics of each plan.
The settlement of the phantom shares is in cash, and the amount will be calculated by multiplying the number of shares granted by the value of the share measured based on the average price of the last 90 (ninety) trading sessions, adjusted, when applicable, for the Company’s Total Shareholder Return ("TSR"), in accordance with the criteria established in each plan.
The TSR represents a market condition and its effects are incorporated into the fair value measurement of the phantom shares at the grant date.
Since phantom share plans are settled in cash, their fair values are measured at the end of each reporting period.
If beneficiaries leave the Company during the vesting period, they will lose the right to exercise the phantom shares.
The roll-forward arrangements are set out below:

Number of shares
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Cancelled	Exercised (1)	31/12/2025	Available for completion	Year of vesting
								2026	2027	2028
2020	R$38.50	33,384	1,083		(34,467)
2021	R$62.25	874,480	28,375	(13,046)	(882,074)	7,735	7,735
2022	R$57.48	3,461,437	112,251	(109,908)	(2,983,596)	480,184	156,930	299,281	23,973
2023	R$48.84	3,052,179	98,965	(246,315)	(209,268)	2,695,561		2,439,228	256,333
2024	R$56.53	2,675,017	86,771	(207,385)	(95,013)	2,459,390			2,286,297	173,093
2025	R$60.53		3,684,754	(168,804)	(105,413)	3,410,537				3,410,537
Number of stock options		10,096,497	4,012,199	(745,458)	(4,309,831)	9,053,407	164,665	2,738,509	2,566,603	3,583,630

Book value		361,974	209,842	(17,843)	(221,651)	332,322
Book value of the previous year		268,489	196,956	(23,470)	(80,001)	361,974

(1)For the year ended December 31, 2025, the average price of the share options exercised, including exercises resulting from termination of employment, was R$56.57.

22.2 Restricted shares plan
Each performance share corresponds to 1 (one) common, registered, book-entry share with no par value issued by the Company, to be delivered to the beneficiary once the conditions established in this plan have been met.
The acquisition of rights to the beneficiaries is subject to: (i) continued permanence of the beneficiaries as directors of the Company during the vesting period, (ii) achievement of the goals assigned in the programs and (iii) any other conditions determined by the Board of Directors in each grant made.
The vesting period may last up to 5 (five) years, starting from the date of grant, according to the characteristics of each plan.
The number of performance shares to be effectively delivered to each beneficiary will depend on the achievement of the goals linked to the respective programs and contracts, and will be determined after the vesting period. This calculation will also consider the Total Shareholder Return (“TSR”), which is an indicator used to measure the performance of the shares of the group of companies characterized as competitors of Suzano.
If beneficiaries leave the Company before fulfilling the conditions for obtaining rights, they lose the right to exercise the restricted share option.
The position is set forth below:

Number of stock options
Year of grant	Fair value on grant date	31/12/2024	Shares granted	Exercised	31/12/2025	Year of vesting
						2026	2027	2028	2029	2030
2022	R$53.81	115,800	3,758	(119,558)
2023	R$51.41	383,568	12,448		396,016	277,249	118,767
2024	R$55.77	2,480,743	80,509	(348,417)	2,212,835	227,697	312,564		1,672,574
2025	R$61.39		467,265		467,265			230,773		236,492
Number of stock options		2,980,111	563,980	(467,975)	3,076,116	504,946	431,331	230,773	1,672,574	236,492

Book value		60,226	45,642	(25,126)	80,742
Book value of the previous year		26,744	81,276	(47,794)	60,226